UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

BRANDYWINEGLOBAL - GLOBAL HIGH YIELD FUND

FORM N-Q

DECEMBER 31, 2017

BRANDYWINEGLOBAL - GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 78.1%
CONSUMER DISCRETIONARY - 10.9%
Automobiles - 2.2%
Fiat Chrysler Automobiles NV, Senior Notes	5.250%	4/15/23	885,000	$928,719

Hotels, Restaurants & Leisure - 2.6%
International Game Technology PLC, Senior Secured Notes	6.500%	2/15/25	500,000	561,250	(a)
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Senior Secured Notes	6.125%	8/15/21	560,000	557,200	(a)

Total Hotels, Restaurants & Leisure				1,118,450

Media - 5.7%
Clear Channel Worldwide Holdings Inc., Senior Notes	6.500%	11/15/22	365,000	369,563
CSC Holdings LLC, Senior Bonds	5.250%	6/1/24	385,000	380,187
DISH DBS Corp., Senior Notes	5.000%	3/15/23	390,000	370,013
Sinclair Television Group Inc., Senior Notes	5.625%	8/1/24	435,000	449,681	(a)
Sirius XM Radio Inc., Senior Notes	6.000%	7/15/24	410,000	434,600	(a)
Sirius XM Radio Inc., Senior Notes	5.375%	7/15/26	410,000	425,887	(a)

Total Media				2,429,931

Textiles, Apparel & Luxury Goods - 0.4%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	165,000	169,950	(a)

TOTAL CONSUMER DISCRETIONARY				4,647,050

CONSUMER STAPLES - 4.9%
Food Products - 3.7%
MARB Bondco PLC, Senior Notes	7.000%	3/15/24	495,000	498,094	(a)
Marfrig Holding Europe BV, Senior Notes	8.000%	6/8/23	270,000	282,488	(a)
Minerva Luxembourg SA, Senior Notes	6.500%	9/20/26	420,000	433,125	(b)
Post Holdings Inc., Senior Notes	5.500%	3/1/25	335,000	347,562	(a)

Total Food Products				1,561,269

Tobacco - 1.2%
Vector Group Ltd., Senior Secured Notes	6.125%	2/1/25	505,000	523,937	(a)

TOTAL CONSUMER STAPLES				2,085,206

ENERGY - 12.4%
Energy Equipment & Services - 1.6%
Rowan Cos. Inc., Senior Notes	4.750%	1/15/24	780,000	690,300

Oil, Gas & Consumable Fuels - 10.8%
Antero Resources Corp., Senior Notes	5.375%	11/1/21	395,000	406,356
Antero Resources Corp., Senior Notes	5.000%	3/1/25	423,000	433,575
Chesapeake Energy Corp., Secured Notes	8.000%	12/15/22	934,000	1,011,055	(a)
Murphy Oil Corp., Senior Notes	6.875%	8/15/24	560,000	599,200
Petrobras Global Finance BV, Senior Notes	5.750%	1/20/20	170,000	177,592
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	635,000	661,988
Petrobras Global Finance BV, Senior Notes	8.750%	5/23/26	740,000	886,150
Range Resources Corp., Senior Notes	5.000%	8/15/22	410,000	410,000

Total Oil, Gas & Consumable Fuels				4,585,916

TOTAL ENERGY				5,276,216

FINANCIALS - 4.6%
Banks - 4.6%
Banco do Brasil SA, Junior Subordinated Notes (9.000% to 6/18/24 then 10 year Treasury Constant Maturity Rate + 6.362%)	9.000%	6/18/24	825,000	887,906	(b)(c)(d)
Banco do Brasil SA, Senior Notes	4.625%	1/15/25	565,000	558,971	(a)
CIT Group Inc., Senior Notes	5.000%	8/15/22	90,000	95,625
CIT Group Inc., Senior Notes	5.000%	8/1/23	385,000	410,988

TOTAL FINANCIALS				$1,953,490

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL - GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
HEALTH CARE - 8.7%
Health Care Providers & Services - 8.2%
DaVita Inc., Senior Notes	5.750%	8/15/22	650,000		$669,094
DaVita Inc., Senior Notes	5.000%	5/1/25	800,000		801,760
HCA Inc., Senior Secured Notes	4.750%	5/1/23	170,000		175,525
HCA Inc., Senior Secured Notes	5.000%	3/15/24	400,000		417,000
HealthSouth Corp., Senior Notes	5.750%	11/1/24	800,000		822,000
Tenet Healthcare Corp., Senior Secured Bonds	4.375%	10/1/21	635,000		636,587

Total Health Care Providers & Services					3,521,966

Pharmaceuticals - 0.5%
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	200,000		201,000	(a)

TOTAL HEALTH CARE					3,722,966

INDUSTRIALS - 2.0%
Airlines - 2.0%
Air Canada, Senior Notes	7.750%	4/15/21	735,000		837,900	(a)

INFORMATION TECHNOLOGY - 5.6%
Electronic Equipment, Instruments & Components - 0.3%
Anixter Inc., Senior Notes	5.125%	10/1/21	140,000		148,050

Internet Software & Services - 1.9%
Rackspace Hosting Inc., Senior Notes	8.625%	11/15/24	765,000		818,550	(a)

IT Services - 0.9%
First Data Corp., Senior Secured Notes	5.000%	1/15/24	390,000		402,675	(a)

Software - 1.5%
Symantec Corp., Senior Notes	5.000%	4/15/25	595,000		620,287	(a)

Technology Hardware, Storage & Peripherals - 1.0%
Dell International LLC/EMC Corp., Senior Secured Notes	6.020%	6/15/26	370,000		408,636	(a)

TOTAL INFORMATION TECHNOLOGY					2,398,198

MATERIALS - 12.6%
Chemicals - 7.0%
CF Industries Inc., Senior Notes	4.950%	6/1/43	1,260,000		1,197,000
Chemours Co., Senior Notes	6.625%	5/15/23	595,000		632,188
Hexion Inc., Senior Secured Notes	6.625%	4/15/20	915,000		825,787
W.R. Grace & Co., Senior Notes	5.125%	10/1/21	300,000		316,125	(a)

Total Chemicals					2,971,100

Containers & Packaging - 3.6%
ARD Finance SA, Senior Secured Notes (6.625% cash or 7.375% PIK)	6.625%	9/15/23	385,000	EUR	494,948	(e)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Secured Notes	4.250%	9/15/22	200,000		204,000	(a)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	620,000		642,475	(a)
Sealed Air Corp., Senior Notes	5.125%	12/1/24	195,000		209,625	(a)

Total Containers & Packaging					1,551,048

Metals & Mining - 1.0%
Allegheny Technologies Inc., Senior Notes	7.875%	8/15/23	415,000		448,976

Paper & Forest Products - 1.0%
Boise Cascade Co., Senior Notes	5.625%	9/1/24	405,000		429,300	(a)

TOTAL MATERIALS					5,400,424

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL - GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
REAL ESTATE - 5.1%
Equity Real Estate Investment Trusts (REITs) - 5.1%
Equinix Inc., Senior Notes	5.375%	4/1/23	435,000	$451,965
GEO Group Inc., Senior Notes	5.125%	4/1/23	105,000	105,525
GEO Group Inc., Senior Notes	6.000%	4/15/26	270,000	278,775
Iron Mountain Inc., Senior Notes	6.000%	8/15/23	305,000	320,250
Iron Mountain U.S. Holdings Inc., Senior Notes	5.375%	6/1/26	390,000	402,675	(a)
SBA Communications Corp., Senior Notes	4.875%	7/15/22	600,000	618,000

TOTAL REAL ESTATE				2,177,190

TELECOMMUNICATION SERVICES - 5.5%
Diversified Telecommunication Services - 2.3%
Digicel Group Ltd., Senior Notes	8.250%	9/30/20	915,000	902,456	(a)
Hughes Satellite Systems Corp., Senior Notes	6.625%	8/1/26	90,000	94,500

Total Diversified Telecommunication Services				996,956

Wireless Telecommunication Services - 3.2%
Sprint Corp., Senior Notes	7.250%	9/15/21	900,000	955,125
Sprint Corp., Senior Notes	7.125%	6/15/24	405,000	413,100

Total Wireless Telecommunication Services				1,368,225

TOTAL TELECOMMUNICATION SERVICES				2,365,181

UTILITIES - 5.8%
Gas Utilities - 1.9%
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.625%	5/20/24	535,000	559,075
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.875%	8/20/26	235,000	243,225

Total Gas Utilities				802,300

Independent Power and Renewable Electricity Producers - 3.9%
Dynegy Inc., Senior Notes	8.125%	1/30/26	190,000	208,288	(a)
NRG Energy Inc., Senior Notes	6.625%	1/15/27	770,000	818,125
NRG Yield Operating LLC, Senior Notes	5.000%	9/15/26	655,000	668,100

Total Independent Power and Renewable Electricity Producers				1,694,513

TOTAL UTILITIES				2,496,813

TOTAL CORPORATE BONDS & NOTES (Cost - $32,228,365)				33,360,634

COLLATERALIZED MORTGAGE OBLIGATIONS(f) - 4.3%
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2 (1 mo. USD LIBOR + 3.450%)	5.002%	10/25/29	250,000	272,288	(c)
Federal National Mortgage Association (FNMA) - CAS, 2015-C02 2M2 (1 mo. USD LIBOR + 4.000%)	5.552%	5/25/25	184,726	196,584	(c)
Federal National Mortgage Association (FNMA) - CAS, 2015-C03 1M2 (1 mo. USD LIBOR + 5.000%)	6.552%	7/25/25	124,626	140,724	(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C02 1M2 (1 mo. USD LIBOR + 6.000%)	7.552%	9/25/28	855,000	1,015,635	(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C01 1M2 (1 mo. USD LIBOR + 3.550%)	5.102%	7/25/29	193,000	209,955	(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,774,818)				1,835,186

SENIOR LOANS - 1.0%
ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Chesapeake Energy Corp., Term Loan (3 mo. LIBOR + 7.500%) (Cost - $405,503)	8.954%	8/23/21	400,000	426,750	(c)(g)(h)

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL - GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 2.9%
Indonesia - 1.0%
Republic of Indonesia, Senior Bonds	7.000%	5/15/27	5,530,000,000	IDR	$428,379

Peru - 1.9%
Republic of Peru, Senior Bonds	6.150%	8/12/32	2,520,000	PEN	830,610	(b)

TOTAL SOVEREIGN BONDS (Cost - $1,244,072)					1,258,989

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $35,652,758)					36,881,559

SHORT-TERM INVESTMENTS - 18.1%
U.S. Treasury Bills - 8.5%
U.S. Treasury Bills (Cost - $3,653,093)	1.314%	3/29/18	3,665,000		3,653,093	(i)

			SHARES
Money Market Funds - 9.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $4,085,140)	1.219%		4,085,140		4,085,140

TOTAL SHORT-TERM INVESTMENTS (Cost - $7,738,233)					7,738,233

TOTAL INVESTMENTS - 104.4% (Cost - $43,390,991)					44,619,792
Liabilities in Excess of Other Assets - (4.4)%					(1,882,324)

TOTAL NET ASSETS - 100.0%					$42,737,468

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(f)	Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Rate shown represents yield-to-maturity.

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL - GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

Abbreviation used in this schedule:

EUR	— Euro
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
PEN	— Peruvian Nuevo Sol

At December 31, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
Euro-Bund	12	3/18	$2,346,456	$2,327,900	$18,556

At December 31, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
EUR	710,000	USD	844,443	Barclays Bank PLC	2/9/18	$9,265
EUR	4,920,000	USD	5,725,429	JPMorgan Chase & Co.	2/9/18	190,409
GBP	1,110,000	USD	1,489,420	Citibank N.A.	3/15/18	12,726

Total						$212,400

Abbreviations used in this table:

EUR	— Euro
GBP	— Britain Pound
USD	— United States Dollar

At December 31, 2017, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT DECEMBER 31, 2017[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	$325,000	6/20/22	1.87%	1.000% quarterly	$(11,749)	$(22,629)	$10,880
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	510,000	6/20/22	1.87%	1.000% quarterly	(18,437)	(35,532)	17,095

Total	$835,000				$(30,186)	$(58,161)	$27,975

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.HY.29 Index	$13,645,000	12/20/22	5.000% quarterly	$1,130,420	$1,068,882	$61,538

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL - GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT DECEMBER 31, 2017[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
JPMorgan Securities Inc. (Federative Republic of Brazil, 4.250%, due 1/7/25)	$2,390,000	6/20/22	1.44%	1.000% quarterly	$(44,351)	$(140,281)	$95,930
Morgan Stanley & Co. Inc. (Republic of Argentina, 7.500%, due 04/22/26)	920,000	12/20/22	2.38%	5.000% quarterly	109,093	105,766	3,327
Morgan Stanley & Co. Inc. (Republic of Argentina, 7.500%, due 4/22/26)	740,000	12/20/22	2.38%	5.000% quarterly	87,749	81,903	5,846

Total	$4,050,000				$152,491	$47,388	$105,103

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL - Global High Yield Fund (formerly Legg Mason BW Global High Yield Fund) (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$33,360,634	—	$33,360,634
Collateralized Mortgage Obligations	—	1,835,186	—	1,835,186
Senior Loans	—	426,750	—	426,750
Sovereign Bonds	—	1,258,989	—	1,258,989

Total Long-Term Investments	—	36,881,559	—	36,881,559

Short-Term Investments†:
U.S. Treasury Bills	—	3,653,093	—	3,653,093
Money Market Funds	$4,085,140	—	—	4,085,140

Total Short-Term Investments	4,085,140	3,653,093	—	7,738,233

Total Investments	4,085,140	40,534,652	—	44,619,792

Other Financial Instruments:
Futures Contracts	18,556	—	—	18,556
Forward Foreign Currency Contracts	—	212,400	—	212,400
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	61,538	—	61,538
OTC Credit Default Swaps on Sovereign Issues - Sell Protection‡	—	196,842	—	196,842

Total Other Financial Instruments	18,556	470,780	—	489,336

Total	$4,103,696	$41,005,432	—	$45,109,128

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	$30,186	—	$30,186
OTC Credit Default Swaps on Sovereign Issues - Sell Protection‡	—	44,351	—	44,351

Total	—	$74,537	—	$74,537

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 23, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 23, 2018